Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS AND GOODWILL

9.	INTANGIBLE ASSETS AND GOODWILL

		December 31,
	Note	2018	2019
		RMB	RMB

Intangible assets	(a)	4,176,244	3,738,338

(a)	Intangible assets

	December 31, 2018			December 31, 2019
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB	RMB	RMB	RMB
Amortized intangible assets:
Software	8,694,496	(7,488,252)	1,206,244	8,790,903	(8,022,565)	768,338
Cooperation agreement	5,030,000	(5,030,000)	-	5,030,000	(5,030,000)	-
Total amortized intangible assets	13,724,496	(12,518,252)	1,206,244	13,820,903	(13,052,565)	768,338

Unamortized intangible assets:
Trademarks	2,970,000			2,970,000

Below table provides the current year and estimated future amortization expense for amortized intangible assets. The Group based its projections of amortization expense shown below on existing asset balances as of December 31, 2019. Future amortization expense may vary from these projections.

Software
RMB

Year ended December 31, 2019 (actual)	534,313
Estimate for year ended December 31,
2020	521,157
2021	234,303
2022	12,878
2023	-
2024	-